Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 780,000
Previously Paid Amount	0.00
Total Fee Amount	119.42
Total Offset Amount	0.00
Net Fee	119.42
Narrative - Max Aggregate Offering Price	$ 780,000
Final Prospectus	true